Commitments and Contingencies - Summary of Exploration Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments for payments under exploration permits in existence at the reporting date but not recognised as liabilities payable	$ 2,000	$ 4,000